Basis of Presentation and Significant Accounting Policies - Schedules of Major Customers (Details) - Total oil, natural gas and NGL revenues - Customer	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Coffeyville Resources Refining & Marketing LLC
Concentration Risk [Line Items]
Concentration percentage	31.00%
Sunoco Inc.
Concentration Risk [Line Items]
Concentration percentage	18.00%	40.00%	55.00%
Blue Mountain Midstream LLC
Concentration Risk [Line Items]
Concentration percentage	15.00%
EnLink Oklahoma Gas Processing, LP
Concentration Risk [Line Items]
Concentration percentage	13.00%	39.00%	31.00%